Expense Example {- Fidelity Advisor® Growth Opportunities Fund} - 11.30 Fidelity Advisor Growth Opportunities Fund - AMCIZ PRO-11 - Fidelity Advisor® Growth Opportunities Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Growth Opportunities Fund-Class A
Expense Example:
1 year	$ 677
3 years	893
5 years	1,126
10 years	1,795
Fidelity Advisor Growth Opportunities Fund-Class M
Expense Example:
1 year	478
3 years	748
5 years	1,038
10 years	1,863
Fidelity Advisor Growth Opportunities Fund-Class C
Expense Example:
1 year	285
3 years	573
5 years	985
10 years	2,137
Fidelity Advisor Growth Opportunities Fund - Class I
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	1,002
Fidelity Advisor Growth Opportunities Fund-Class Z
Expense Example:
1 year	70
3 years	221
5 years	384
10 years	$ 859